Sandstorm convertible debenture	12 Months Ended
Dec. 31, 2021
Convertible Notes Payable [Abstract]
Sandstorm convertible debenture

10.Sandstorm convertible debenture

On April 3, 2019, the Company issued a $10 million convertible debenture (the “Sandstorm Convertible Debenture”) to Sandstorm due April 3, 2023 with interest payable at 6% per annum and repayable at the Company’s option prior to maturity. The funds available under the Sandstorm Convertible Debenture included the principal amount of the $3 million unsecured, promissory note previously issued to Sandstorm by the Company.

The Sandstorm Convertible Debenture was convertible into common shares of the Company at Sandstorm’s option at a conversion price of $2.14 and prepaid at the Company’s option at any time prior to the maturity date. The Company recorded a net derivative liability of nil on initial recognition based on the estimated fair value of the conversion and prepayment option and recognized a gain of $1.8 million in the consolidated statements of loss and comprehensive loss for the year ended December 31, 2021 (2020: loss of $0.2 million) as a result of the change in the estimated fair value of the conversion and prepayment option.

The initial fair value of the principal portion of the Sandstorm Convertible Debenture was determined using a market interest rate for an equivalent non-convertible instrument at the issue date. The principal portion is subsequently recognized on an amortized cost basis until extinguished on conversion or maturity. The remainder of the proceeds are allocated to the conversion option.

On February 1, 2021, Sandstorm converted $5 million of the principal amount of the Company’s $10 million outstanding Sandstorm Convertible Debenture into an aggregate of 2,336,448 common shares at a conversion price of $2.14. On March 3, 2021, Sandstorm converted the remaining $5 million of the principal amount of the outstanding Sandstorm Convertible Debenture into an aggregate of 2,336,448 common shares at the same conversion price.

Interest expense of nil was capitalized as borrowing costs to property, plant and equipment for the year ended December 31, 2021 (2020: $0.6 million) in connection with the Sandstorm Convertible Debenture.